LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Liabilities for the acquisition of a company (Details) - BRL (R$)			12 Months Ended
	Sep. 30, 2023	Apr. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 03, 2023	Oct. 03, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total consideration for acquisition			R$ 5,491,584,000
Judicial deposit related to an acquisition				R$ 522,297,000
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda.
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Fair value of commitments			28,200,000	28,200,000
Total consideration for acquisition			110,220,000	110,815,000
Capital contribution made	R$ 8,992,000		8,992,000	42,000		R$ 42,000,000
Consideration based on contractual clauses			R$ 63,605,000	69,669,000
Oi UPI Mobile Assets
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Percent of retention on acquisition price			10.00%
Total consideration for acquisition		R$ 5,491,584,000
Capital contribution made		4,884,588,000
Balance of contractual costs incurred				8,333,000
Percentage of objectives goals achivement	100.00%
Withheld amount for price adjustment			R$ 488,458,000
Percentage derecognized offset with judicial deposit	50.00%
Percentage derecognized to income statement	50.00%
Severance costs		R$ 8,333		R$ 15,000
Vale Saúde Sempre | POP Internet Ltda ("POP")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total consideration for acquisition			62,033,000		R$ 62,033,000
Capital contribution made	R$ 2,956,000		37,029,000
Consideration based on contractual clauses			R$ 25,283,000